Note 17 - Other Revenues	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Other Revenues [Text Block]
17—OTHER
REVENUES

Other revenues consist of the following:

	2017	2016	2015
Licenses and others	60	32	35
Total	60	32	35

In
2017,
2016
and
2015,
other revenues mainly consist of sales of a license to Theraclion.